Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net (loss) income	$ (3,352,725)	$ 8,216,352	$ (2,771,208)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Stock based compensation expense	3,656,800
Amortization of debt discounts	13,288
Depreciation	40,556	52,852	32,743
Deferred taxes	(451)	(1,827)	(628)
Gain on forgiveness of debt		(25,528)
(Increase) decrease in operating assets
Securities owned	162,579	927,032	(1,107,233)
Derivatives assets	194,110
Receivables from broker-dealers and clearing organizations	(6,404,232)	4,723,829	(5,475,634)
Commissions receivable	17,307	68,444	187,226
Other receivables and Prepaids, deposits and other assets	(217,497)	(187,933)	323,392
Increase (decrease) in operating liabilities
Payables to customers	1,367,577	(5,697,526)	8,033,193
Payables to broker-dealers and clearing organizations	3,845,740		(8,625)
Commissions payable	9,741	(96,229)	(343,000)
Taxes payable			(76,276)
Accrued expenses and other payables	767,229	211,926	8,910
Derivative liabilities	5,653	(214,397)	20,287
Net cash provided by (used in) operating activities	105,675	7,976,995	(1,176,853)
Cash Flows from Investing Activities
Purchases of fixed assets		(20,576)	(62,586)
Acquisition of Trademarks	(5,184)	(4,117)
Advance payments for assets acquisition	(5,950,000)
Advances to shareholder		(6,484,121)
Advances to unrelated parties		(19,108,159)
Short term loans receivable	(680,350)	(1,637,310)
Collection of short term loan	86,020
Net cash used in investing activities	(6,549,514)	(27,254,283)	(62,586)
Cash Flows from Financing Activities
Dividends paid	(385,901)
Cash acquired in the reverse recapitalizaiton	2,476,198
Payments for reverse recapitalization and ordinary shares issuance costs	(1,908,591)
Proceeds from August 2020 PIPE, net of costs	2,021,951
Proceeds from Short-term borrowings		21,047,260
Repayment of Short-term borrowings	(1,124,448)	(382,917)
Repayment of Short-term borrowings from related party	(128,415)
Proceeds from issuance of convertible debenture	1,540,000
Subscription payments from shareholder			5,415,082
Advances from director	1,616,565	7,679,131	484,601
Repayments to director	(1,467,043)	(7,679,131)	(484,601)
Net cash provided by financing activities	2,640,316	20,664,343	5,415,082
Effect of Exchange Rate Changes on Cash and Restricted Cash	16,441	85,966	(24,616)
Net Change in Cash and Restricted Cash	(3,787,082)	1,473,021	4,151,027
Cash and Restricted Cash - Beginning of Period	8,581,179	7,108,158	2,957,131
Cash and Restricted Cash - End of Period	4,794,097	8,581,179	7,108,158
Noncash Investing and Financing Activities
Settlement of short-term loans receivable and borrowings		19,120,332
Return of capital through reduction in subscription receivable		3,022,606
Return of capital through reduction in due from shareholder		1,875,406
Dividends made through reduction in due from shareholder		4,608,715
Dividends declared and payable at year-end		385,901
Net liabilities acquired in the reverse recapitalization	57,963
Increase in payables for ordinary shares issuance costs in reverse acquisition	504,084
Decrease in accrued expenses for shares issued to prior D&O	60,000
Convertible debenture debt discounts and issuance costs charged to equity	659,782
Subscription receivable for the shares issued in August 2020 PIPE	508,750
Transfer from other assets to intangible assets	13,277
Supplemental disclosure of cash flow information
Cash paid for interest	115,160	729,504
Cash paid for income taxes	$ 8,227	$ 1,521	$ 180,689